TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Loss before income taxes	¥ (669,580)	$ (91,731)	¥ (555,594)	¥ (839,896)
Income tax computed at the tax rate of 25%	(167,396)	(22,931)	(138,899)	(209,974)
Effect of different tax rates in different jurisdictions	12,338	1,690	(5,178)	(20,584)
Non-deductible expenses	14,108	1,932	18,287	21,543
Non-taxable income	(1,027)	(141)	(6,447)	(55,705)
Statutory income (expense)	(14,740)	(2,019)	51,631	25,419
Interest and penalty	(2,473)	(339)	(6,121)	(7,254)
Deferred tax expense	11,929	1,634	3,357	7,056
Changes of valuation allowance	128,716	17,634	58,030	168,102
Withholding tax	1,040	142	767	491
Income tax expense	¥ (17,505)	$ (2,398)	¥ (24,573)	¥ (70,906)